Revenue - Liquefaction Services Revenue (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($) $ / barrel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	$ 309,702	$ 248,665
Oil price per barrel (in usd per barrel) | $ / barrel		60
Contract with customer, liability, revenue recognized		$ 33,800
Derivative liability	6,550		$ 0
FLNG
Disaggregation of Revenue [Line Items]
Derivative liability				$ 79,600
Liquefaction Services
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	163,573	73,101
Amortization of deferred commissioning period billing	3,165	1,412
Amortization of Day 1 gain	7,463	3,329
Other	(431)	(192)
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	$ 153,376	$ 68,552